Other liabilities and provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other liabilities and provisions.
Provisions for litigations (IP & other)	€ 1,956
Provision for onerous contracts		€ 184
Contract termination provisions		37,216
Provisions (current)	1,956	37,400
Total Provisions (current & non-current)	€ 1,956	€ 37,400